Offerings - Offering: 1	Jul. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.01 per share
Amount Registered | shares	3,800,000
Proposed Maximum Offering Price per Unit	353.68
Maximum Aggregate Offering Price	$ 1,343,984,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 205,763.96
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
shall also cover any additional shares of the Class A Ordinary Shares of Aon plc (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s Class A Ordinary Shares.

(2)	Represents additional shares of the Registrant’s Class A Ordinary Shares reserved and available for issuance under the Aon plc 2011 Incentive Plan, as amended and restated.
(3)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $353.68 was computed by averaging the high ($356.61) and low ($350.75) prices of a share of the Registrant’s Class A Ordinary Shares as reported on The New York Stock Exchange on July 21, 2025.